Convertible Debt - Related Party (Detail Textuals) - USD ($)				3 Months Ended		12 Months Ended
	Nov. 01, 2018	Nov. 01, 2018	Oct. 05, 2018	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 16, 2018	Jan. 19, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Derivative liability				$ 438,934	$ 29,295,042	$ 501,400	$ 15,958,366			$ 823,037
Fair value of derivative liabilities in excess of proceeds recorded as other expense					322,644	(322,644)	(7,174,634)
Loss on extinguishment of debt - related party						(725,425)	$ (590,392)
Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Warrants					2,000,000
Aggregate Principal Amount					$ 4,000,000
Proceeds from related party debt	$ 2,000,000	$ 2,000,000				$ 4,000,000
Number of warrant issued	2,500,000	2,500,000			5,000,000	5,000,000
Allocation of debt on the basis of relative fair value	$ 1,684,920	$ 1,684,920			$ 3,283,890	$ 3,283,890
Allocation of warrant on the basis of relative fair value	315,080	315,080			716,110	716,110
Beneficial conversion feature		90,080			1,584,850	1,584,850
Derivative liability	$ 204,102	$ 204,102			516,058	516,058
Convertible multi-draw credit agreement issuance costs				$ 63,007		63,007
Fair value of derivative liabilities in excess of proceeds recorded as other expense						322,644
Proceeds from warrant exercises						3,985,500
Loss on extinguishment of debt - related party						$ (725,425)
Effective interest rate						32.05%	10.57%
Unamortized debt discount period				2 years 6 months 7 days
Unamortized debt discount periods						2 years 9 months 3 days
Fair value of derivative liabilities in excess of proceeds					322,644
Fair value of underlying shares						$ 657,231
Carrying value of the equity component				$ 377,719
Amount of each warrant outstanding						2,000,000
Emerald Financing Warrant Liability
Debt Instrument [Line Items]
Warrant exercise price								$ 0.10	$ 0.10
Derivative liability				194,145	$ 27,490,735	$ 276,024	$ 15,251,413			$ 0
Emerald Financing Warrant Liability | Multi-Draw Credit Agreement
Debt Instrument [Line Items]
Maximum amount that can be borrowed over the life of the credit facility			$ 20,000,000
The annual stated interest rate on the debt instrument			7.00%
Maturity date			Oct. 05, 2022
Conversion price			$ 0.40
Unused portion of the credit facility			$ 14,000,000	$ 14,000,000
Warrant coverage on the debt facility			50.00%
Warrant exercise price			$ 0.50